Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 23, 2019
Registrant Name	FPA FUNDS TRUST
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2019
Document Effective Date	Dec. 23, 2019
Prospectus Date	Apr. 30, 2019
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund
Prospectus:
Trading Symbol	FPFIX